Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Profit (Loss) from Continuing Operations Before Income Taxes

Profit (loss) from continuing operations before income taxes consisted of:

	For the years ended December 31,
	2022	2023	2024
	$	$	$
Non-PRC	(32,321)	(25,432)	13,576
PRC	836	(4,863)	3,894

	(31,485)	(30,295)	17,470

Schedule of Income Tax Benefit (Expense)	Income tax benefit (expense) comprised of:
	For the years ended December 31,
	2022	2023	2024
	$	$	$
Current	(1)	1,794	(8)
Deferred	-	-	-

	(1)	2,084	(8)

Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2022, 2023 and 2024 applicable to the PRC operations to income tax expense was as follows:

	For the years ended December 31,
	2022	2023	2024
	$	$	$
(Loss) income before income taxes	(31,485)	(30,295)	17,470

Income tax income computed at the statutory income tax rate at 25%	7,857	7,574	(4,367)
Non-deductible expenses	71	(82)	39
Non-taxation income	18	17	-
Unrecognized tax benefits	-	1,967	-
Preferential rate	1,970	(469)	(502)
Current and deferred tax rate differences	-	-	-
Foreign rate differences	(3,678)	(42)	118
Change of valuation allowance	(7,143)	(7,567)	4,142
Prior year provision to return true up	-	117	-
R&D super deduction	904	569	562

Income tax (expense) benefit	(1)	2,084	(8)

Schedule of Roll-Forward of Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

	For the years ended December 31,
	2022	2023	2024
	$	$	$
Balance at beginning of year	2,174	1,990	-
Reversal based on tax positions related to prior years	-	(1,990)	-
Additions based on tax positions related to the current year	-	-	-
Foreign currency translation difference	(184)	-	-

Balance at end of year	1,990	-	-